Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss
(1)	Financial assets at fair value through profit or loss as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss
Beneficiary Certificate	￦	130,363	107,252	313	152,054
Cooperative		—	6,735	—	6,872
Others (*)		1,923,658	376,602	1,456,582	405,309

		2,054,021	490,589	1,456,895	564,235

Financial assets designated as at fair value through profit or loss
Debt with embedded derivatives		—	166,675	—	155,042

	￦	2,054,021	657,264	1,456,895	719,277

(*)	‘Other’ includes MMT which is composed of government bonds, RP(Repurchase Paper), CP(Commercial Paper), etc.

Summary of Income (Loss) from Financial Assets at fair Value Through Profit or Loss
(2)	Details of income (loss) from financial assets at fair value through profit or loss for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Beneficiary certificate	￦	(59)	34,481
Cooperative		272	118
Debt with embedded derivatives		2,934	2,435
Others		207,984	136,383

	￦	211,131	173,417